Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000241225
Shareholder Report [Line Items]
Fund Name	Small-Mid Cap ETF
Trading Symbol	TMSL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small-Mid Cap ETF (the "fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Mid Cap ETF	$58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. small- and mid-cap (SMID) stocks rose in 2025 but lagged large-caps. Since April, the market environment has been highly speculative, with SMID leadership shifting toward lower-quality companies, such as those with high short interest, low share prices, persistent losses, and the smallest market caps. Equities generally were lifted by favorable economic growth and corporate earnings, stimulative fiscal policy, and Federal Reserve interest rate cuts late in the year.

  In absolute terms, one of our largest contributors for the year was Sandisk, a maker of flash memory products spun off by Western Digital in February. Another was Praxis Precision Medicines, a clinical-stage biotechnology company that recently received favorable test results for two experimental drugs.

  Conversely, GoDaddy was a large detractor. This provider of internet access services to small businesses was deemed an artificial intelligence (AI) loser, despite excellent execution and accelerating fundamentals. Another considerable detractor was Duolingo, which operates a widely used language learning app. The stock was hurt in part by concerns that competing AI products could render Duolingo obsolete.

  The fund seeks to provide long-term capital growth with a focus on investing in a diversified portfolio of small- and mid-cap stocks with attractive relative valuations, improving earnings and cash flow, high return on capital, attractive operating margins, a sound balance sheet, and strong financial management. Notable changes in positioning during the year were increased exposure to the information technology, health care, and industrials and business services sectors and decreased allocations to consumer discretionary, financials, and materials.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	ETF (Based on Net Asset Value)	Regulatory Benchmark	Strategy Benchmark
6/14/23	10,000	10,000	10,000
6/30/23	10,236	10,179	10,160
9/30/23	9,888	9,848	9,674
12/31/23	11,223	11,036	10,966
3/31/24	12,563	12,142	11,725
6/30/24	12,138	12,533	11,224
9/30/24	13,005	13,313	12,206
12/31/24	12,993	13,664	12,282
3/31/25	12,267	13,019	11,361
6/30/25	13,203	14,449	12,336
9/30/25	14,154	15,631	13,446
12/31/25	14,517	16,007	13,744

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 6/14/23
Small-Mid Cap ETF (Based on Net Asset Value)	11.73%	15.74%
Russell 3000 Index (Regulatory Benchmark)	17.15%	20.27%
Russell 2500 Index (Strategy Benchmark)	11.91%	13.29%

Performance Inception Date	Jun. 14, 2023
AssetsNet	$ 1,183,425,000
Holdings Count | Holding	276
Advisory Fees Paid, Amount	$ 4,357,000
InvestmentCompanyPortfolioTurnover	43.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,183,425 Number of Portfolio Holdings276 Investment Advisory Fees Paid (000s)$4,357 Portfolio Turnover Rate43.3%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	21.1%
Financials	16.8
Information Technology	16.7
Health Care	13.8
Consumer Discretionary	10.6
Real Estate	5.6
Energy	4.5
Materials	4.3
Utilities	2.3
Other	4.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Popular	1.2%
Tenet Healthcare	1.1
API Group	1.1
RenaissanceRe Holdings	1.1
MKS	1.1
TechnipFMC	1.0
Middleby	1.0
Webster Financial	1.0
Corpay	1.0
Western Alliance Bancorp	1.0

Material Fund Change [Text Block]